Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Unrecognized Tax Benefits [Abstract]
Beginning balance	$ 535	$ 460
Increases related to current tax positions	64	75
Changes related to prior tax positions
Ending balance	$ 599	$ 535